Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Estimated Useful Lives of Finite-Lived Intangible Assets
Intangible assets with finite lives are amortized principally using the straight-line method over the following estimated useful lives:

Estimated Useful Lives
Trade names	7 years
Festival rights	7 years
Other intangibles	15 years
The Company’s intangible assets subject to amor
tizati
on are as follows:

June 30, 2023	Gross	Accumulated Amortization	Net
Other intangibles (a)	$4,217	$(4,217)	$—

Total amortizable intangible assets	$4,217	$(4,217)	$—

June 30, 2022	Gross	Accumulated Amortization	Net
Trade names (b)	$2,530	$(2,169)	$361
Festival rights (b)	8,080	(6,926)	1,154
Other intangibles	4,217	(4,094)	123

Total amortizable intangible assets	$14,827	$(13,189)	$1,638

(a)	The Other intangibles were fully amortized.
(b)
On December 2, 2022, the Company completed the BCE Disposition (see Note 3. Dispositions) which resulted in a reduction of gross assets and accumulated amortization related to festival rights and trade names, associated with the BCE Disposition.

Estimated Lives of Property and Equipment
The major categories of property and equipment are depreciated on a straight-line basis using the estimated lives indicated below:

Estimated Useful Lives
Buildings	Up to 40 years
Equipment	1 year to 20 years
Furniture and fixtures	1 year to 10 years
Leasehold improvements	Shorter of term of lease or useful life of improvement
As of June 30, 2023 and 2022, property and equipment, net consisted of the following assets:

	As of June 30,
	2023	2022
Land	$62,768	$62,768
Buildings	999,205	995,965
Equipment	322,445	323,741
Aircraft (a)	—	38,090
Furniture and fixtures	29,151	28,976
Leasehold improvements	105,877	105,877
Construction in progress	2,828	3,139

Total Property and equipment	1,522,274	1,558,556
Less accumulated depreciation and amortization	(893,386)	(862,477)

Property and equipment, net	$628,888	$696,079

(a)
On December 30, 2022, the Company completed the disposition of a corporate aircraft (see Note 3. Dispositions), which resulted in a reduction of gross assets of $38,090 and related accumulated depreciation of $13,689.